Financial Assets at Amortised Cost (Details) - Schedule of Interbank Loans and Loans and Account Receivable from Customers - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interbank loans
Assets before allowances	$ 41,323,844	$ 40,811,886
ECL allowance	1,192,690	1,149,991
Net Assets	40,131,154	39,661,895
Stage 1
Interbank loans
Assets before allowances	34,954,120	34,765,745
ECL allowance	142,333	127,663
Stage 2
Interbank loans
Assets before allowances	3,964,904	3,856,528
ECL allowance	220,095	204,903
Stage 3
Interbank loans
Assets before allowances	2,404,820	2,189,613
ECL allowance	830,262	817,425
Interbank loans
Interbank loans
Assets before allowances	31,283	68,440
ECL allowance	1	2
Net Assets	31,282	68,438
Interbank loans | Stage 1
Interbank loans
Assets before allowances	31,283	68,440
ECL allowance	1	2
Interbank loans | Stage 2
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Interbank loans | Stage 3
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Interbank loans | Foreign banks
Interbank loans
Assets before allowances	31,283	68,440
ECL allowance	1	2
Net Assets	31,282	68,438
Interbank loans | Foreign banks | Stage 1
Interbank loans
Assets before allowances	31,283	68,440
ECL allowance	1	2
Interbank loans | Foreign banks | Stage 2
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Interbank loans | Foreign banks | Stage 3
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Commercial loans
Interbank loans
Assets before allowances	17,821,154	18,071,657
ECL allowance	685,403	659,594
Net Assets	17,135,751	17,412,063
Commercial loans | Stage 1
Interbank loans
Assets before allowances	15,232,097	15,549,426
ECL allowance	73,306	61,581
Commercial loans | Stage 2
Interbank loans
Assets before allowances	1,340,216	1,353,067
ECL allowance	72,156	67,635
Commercial loans | Stage 3
Interbank loans
Assets before allowances	1,248,841	1,169,164
ECL allowance	539,941	530,378
Commercial loans | Commercial loans
Interbank loans
Assets before allowances	13,369,443	13,236,437
ECL allowance	579,781	555,995
Net Assets	12,789,662	12,680,442
Commercial loans | Commercial loans | Stage 1
Interbank loans
Assets before allowances	11,129,607	11,065,756
ECL allowance	61,045	48,647
Commercial loans | Commercial loans | Stage 2
Interbank loans
Assets before allowances	1,128,481	1,147,185
ECL allowance	57,949	54,103
Commercial loans | Commercial loans | Stage 3
Interbank loans
Assets before allowances	1,111,355	1,023,496
ECL allowance	460,787	453,245
Commercial loans | Foreign trade loans
Interbank loans
Assets before allowances	1,929,922	1,942,677
ECL allowance	28,575	20,296
Net Assets	1,901,347	1,922,381
Commercial loans | Foreign trade loans | Stage 1
Interbank loans
Assets before allowances	1,853,953	1,884,336
ECL allowance	3,546	2,195
Commercial loans | Foreign trade loans | Stage 2
Interbank loans
Assets before allowances	41,055	27,399
ECL allowance	1,201	359
Commercial loans | Foreign trade loans | Stage 3
Interbank loans
Assets before allowances	34,914	30,942
ECL allowance	23,828	17,742
Commercial loans | Checking accounts debtors
Interbank loans
Assets before allowances	130,294	143,743
ECL allowance	7,075	7,920
Net Assets	123,219	135,823
Commercial loans | Checking accounts debtors | Stage 1
Interbank loans
Assets before allowances	108,187	117,410
ECL allowance	850	763
Commercial loans | Checking accounts debtors | Stage 2
Interbank loans
Assets before allowances	12,510	15,952
ECL allowance	567	623
Commercial loans | Checking accounts debtors | Stage 3
Interbank loans
Assets before allowances	9,597	10,381
ECL allowance	5,658	6,534
Commercial loans | Credit card debtors
Interbank loans
Assets before allowances	143,729	138,217
ECL allowance	9,173	8,920
Net Assets	134,556	129,297
Commercial loans | Credit card debtors | Stage 1
Interbank loans
Assets before allowances	112,291	111,154
ECL allowance	1,044	960
Commercial loans | Credit card debtors | Stage 2
Interbank loans
Assets before allowances	20,462	16,112
ECL allowance	1,864	1,527
Commercial loans | Credit card debtors | Stage 3
Interbank loans
Assets before allowances	10,976	10,951
ECL allowance	6,265	6,433
Commercial loans | Factoring transactions
Interbank loans
Assets before allowances	1,045,548	1,020,573
ECL allowance	4,206	3,224
Net Assets	1,041,342	1,017,349
Commercial loans | Factoring transactions | Stage 1
Interbank loans
Assets before allowances	1,034,642	1,005,869
ECL allowance	373	505
Commercial loans | Factoring transactions | Stage 2
Interbank loans
Assets before allowances	2,547	5,813
ECL allowance	26	40
Commercial loans | Factoring transactions | Stage 3
Interbank loans
Assets before allowances	8,359	8,891
ECL allowance	3,807	2,679
Commercial loans | Leasing transactions
Interbank loans
Assets before allowances	1,077,516	1,238,977
ECL allowance	36,911	37,272
Net Assets	1,040,605	1,201,705
Commercial loans | Leasing transactions | Stage 1
Interbank loans
Assets before allowances	905,745	1,057,448
ECL allowance	4,480	5,095
Commercial loans | Leasing transactions | Stage 2
Interbank loans
Assets before allowances	121,789	125,259
ECL allowance	8,260	8,031
Commercial loans | Leasing transactions | Stage 3
Interbank loans
Assets before allowances	49,982	56,270
ECL allowance	24,171	24,146
Commercial loans | Student loans
Interbank loans
Assets before allowances	38,246	47,084
ECL allowance	8,573	10,016
Net Assets	29,673	37,068
Commercial loans | Student loans | Stage 1
Interbank loans
Assets before allowances	21,301	26,795
ECL allowance	584	831
Commercial loans | Student loans | Stage 2
Interbank loans
Assets before allowances	7,421	10,178
ECL allowance	1,339	2,031
Commercial loans | Student loans | Stage 3
Interbank loans
Assets before allowances	9,524	10,111
ECL allowance	6,650	7,154
Commercial loans | Other loans and accounts receivable
Interbank loans
Assets before allowances	86,456	303,949
ECL allowance	11,109	15,951
Net Assets	75,347	287,998
Commercial loans | Other loans and accounts receivable | Stage 1
Interbank loans
Assets before allowances	66,371	280,658
ECL allowance	1,384	2,585
Commercial loans | Other loans and accounts receivable | Stage 2
Interbank loans
Assets before allowances	5,951	5,169
ECL allowance	950	921
Commercial loans | Other loans and accounts receivable | Stage 3
Interbank loans
Assets before allowances	14,134	18,122
ECL allowance	8,775	12,445
Mortgage loans
Interbank loans
Assets before allowances	17,559,769	17,073,439
ECL allowance	226,370	216,133
Net Assets	17,333,399	16,857,306
Mortgage loans | Stage 1
Interbank loans
Assets before allowances	14,762,656	14,635,723
ECL allowance	10,347	8,651
Mortgage loans | Stage 2
Interbank loans
Assets before allowances	1,944,932	1,713,185
ECL allowance	60,330	53,371
Mortgage loans | Stage 3
Interbank loans
Assets before allowances	852,181	724,531
ECL allowance	155,693	154,111
Mortgage loans | Loans with mortgage finance bonds
Interbank loans
Assets before allowances	33	474
ECL allowance	9	19
Net Assets	24	455
Mortgage loans | Loans with mortgage finance bonds | Stage 1
Interbank loans
Assets before allowances	3	396
ECL allowance	0	1
Mortgage loans | Loans with mortgage finance bonds | Stage 2
Interbank loans
Assets before allowances	1	14
ECL allowance	0	2
Mortgage loans | Loans with mortgage finance bonds | Stage 3
Interbank loans
Assets before allowances	29	64
ECL allowance	9	16
Mortgage loans | Endorsable mortgage mutual loans
Interbank loans
Assets before allowances	454	1,082
ECL allowance	12	48
Net Assets	442	1,034
Mortgage loans | Endorsable mortgage mutual loans | Stage 1
Interbank loans
Assets before allowances	322	788
ECL allowance	1	1
Mortgage loans | Endorsable mortgage mutual loans | Stage 2
Interbank loans
Assets before allowances	91	136
ECL allowance	3	9
Mortgage loans | Endorsable mortgage mutual loans | Stage 3
Interbank loans
Assets before allowances	41	158
ECL allowance	8	38
Mortgage loans | Mortgage mutual financed with mortgage bonds
Interbank loans
Assets before allowances	85,651	90,760
ECL allowance	1,092	1,166
Net Assets	84,559	89,594
Mortgage loans | Mortgage mutual financed with mortgage bonds | Stage 1
Interbank loans
Assets before allowances	71,502	77,289
ECL allowance	36	43
Mortgage loans | Mortgage mutual financed with mortgage bonds | Stage 2
Interbank loans
Assets before allowances	10,885	10,335
ECL allowance	315	405
Mortgage loans | Mortgage mutual financed with mortgage bonds | Stage 3
Interbank loans
Assets before allowances	3,264	3,136
ECL allowance	741	718
Mortgage loans | Other mortgage mutual loans
Interbank loans
Assets before allowances	17,396,078	16,905,990
ECL allowance	223,370	213,512
Net Assets	17,172,708	16,692,478
Mortgage loans | Other mortgage mutual loans | Stage 1
Interbank loans
Assets before allowances	14,632,127	14,496,439
ECL allowance	10,260	8,567
Mortgage loans | Other mortgage mutual loans | Stage 2
Interbank loans
Assets before allowances	1,923,310	1,693,324
ECL allowance	59,668	52,650
Mortgage loans | Other mortgage mutual loans | Stage 3
Interbank loans
Assets before allowances	840,641	716,227
ECL allowance	153,442	152,295
Mortgage loans | Other credit and account receivable
Interbank loans
Assets before allowances	77,553	75,133
ECL allowance	1,887	1,388
Net Assets	75,666	73,745
Mortgage loans | Other credit and account receivable | Stage 1
Interbank loans
Assets before allowances	58,702	60,811
ECL allowance	50	39
Mortgage loans | Other credit and account receivable | Stage 2
Interbank loans
Assets before allowances	10,645	9,376
ECL allowance	344	305
Mortgage loans | Other credit and account receivable | Stage 3
Interbank loans
Assets before allowances	8,206	4,946
ECL allowance	1,493	1,044
Consumer loans
Interbank loans
Assets before allowances	5,911,638	5,598,350
ECL allowance	280,916	274,262
Net Assets	5,630,722	5,324,088
Consumer loans | Stage 1
Interbank loans
Assets before allowances	4,928,084	4,512,156
ECL allowance	58,679	57,429
Consumer loans | Stage 2
Interbank loans
Assets before allowances	679,756	790,276
ECL allowance	87,609	83,897
Consumer loans | Stage 3
Interbank loans
Assets before allowances	303,798	295,918
ECL allowance	134,628	132,936
Consumer loans | Checking accounts debtors
Interbank loans
Assets before allowances	145,530	150,954
ECL allowance	14,848	5,105
Net Assets	130,682	145,849
Consumer loans | Checking accounts debtors | Stage 1
Interbank loans
Assets before allowances	110,061	111,901
ECL allowance	3,732	1,713
Consumer loans | Checking accounts debtors | Stage 2
Interbank loans
Assets before allowances	27,794	31,647
ECL allowance	8,661	969
Consumer loans | Checking accounts debtors | Stage 3
Interbank loans
Assets before allowances	7,675	7,406
ECL allowance	2,455	2,423
Consumer loans | Credit card debtors
Interbank loans
Assets before allowances	1,980,680	1,735,789
ECL allowance	29,821	32,849
Net Assets	1,950,859	1,702,940
Consumer loans | Credit card debtors | Stage 1
Interbank loans
Assets before allowances	1,668,650	1,424,125
ECL allowance	4,314	4,216
Consumer loans | Credit card debtors | Stage 2
Interbank loans
Assets before allowances	284,344	279,997
ECL allowance	12,919	11,813
Consumer loans | Credit card debtors | Stage 3
Interbank loans
Assets before allowances	27,686	31,667
ECL allowance	12,588	16,820
Consumer loans | Leasing transactions
Interbank loans
Assets before allowances	1,612	2,082
ECL allowance	36	114
Net Assets	1,576	1,968
Consumer loans | Leasing transactions | Stage 1
Interbank loans
Assets before allowances	1,524	1,911
ECL allowance	21	86
Consumer loans | Leasing transactions | Stage 2
Interbank loans
Assets before allowances	68	142
ECL allowance	6	18
Consumer loans | Leasing transactions | Stage 3
Interbank loans
Assets before allowances	20	29
ECL allowance	9	10
Consumer loans | Installment consumer loans
Interbank loans
Assets before allowances	3,783,452	3,708,884
ECL allowance	236,117	236,015
Net Assets	3,547,335	3,472,869
Consumer loans | Installment consumer loans | Stage 1
Interbank loans
Assets before allowances	3,147,747	2,974,147
ECL allowance	50,597	51,401
Consumer loans | Installment consumer loans | Stage 2
Interbank loans
Assets before allowances	367,464	478,315
ECL allowance	65,998	71,048
Consumer loans | Installment consumer loans | Stage 3
Interbank loans
Assets before allowances	268,241	256,422
ECL allowance	119,522	113,566
Consumer loans | Other consumer loans
Interbank loans
Assets before allowances	364	641
ECL allowance	94	179
Net Assets	270	462
Consumer loans | Other consumer loans | Stage 1
Interbank loans
Assets before allowances	102	72
ECL allowance	15	13
Consumer loans | Other consumer loans | Stage 2
Interbank loans
Assets before allowances	86	175
ECL allowance	25	49
Consumer loans | Other consumer loans | Stage 3
Interbank loans
Assets before allowances	176	394
ECL allowance	$ 54	$ 117